GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Intangible assets, net [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 7:	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill

The changes in the net carrying amount of goodwill in 2023 and 2022 were as follows:

Balance as of January 1, 2022	$189,265

Vidazoo measurement period adjustments	$6,262

Balance as of December 31, 2022	$195,527

Acquisition of Hivestack	$52,448

Balance as of December 31, 2023	$247,975

Goodwill has been recorded as a result of prior acquisitions and represents excess of consideration over the net fair value of the assets of the businesses acquired. As of December 31, 2023, the Company has two reporting units - Display advertising and Search advertising. The Company performs tests for impairment of goodwill at the reporting unit level at least annually, or more frequently if events or changes in circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying value.

No impairment was incurred for the years ended December 31, 2023, 2022 and 2021.

b.	Intangible assets, net

The following is a summary of intangible assets as of December 31, 2023:

	December 31, 2022	Additions	Amortization	December 31, 2023

Acquired technology	$89,775	$35,072	$-	$124,847
Accumulated amortization	(41,023)	-	(10,083)	(51,106)
Impairment	(8,749)	-	-	(8,749)
Acquired technology, net	40,003	35,072	(10,083)	64,992

Customer relationships	46,544	11,206	-	57,750
Accumulated amortization	(24,976)	-	(2,080)	(27,056)
Impairment	(10,426)	-	-	(10,426)
Customer relationships, net	11,142	11,206	(2,080)	20,268

Tradename and other	18,503	3,158	-	21,661
Accumulated amortization	(12,874)	-	(285)	(13,159)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	519	3,158	(285)	3,392

Intangible assets, net	$51,664	$49,436	$(12,448)	$88,652

The following is a summary of intangible assets as of December 31, 2022:

	December 31, 2021	Additions	Amortization	December 31, 2022

Acquired technology	$84,417	$5,358	$-	$89,775
Accumulated amortization	(31,137)	-	(9,886)	(41,023)
Impairment	(8,749)	-	-	(8,749)
Acquired technology, net	44,531	5,358	(9,886)	40,003

Customer relationships	45,054	1,490	-	46,544
Accumulated amortization	(23,218)	-	(1,758)	(24,976)
Impairment	(10,426)	-	-	(10,426)
Customer relationships, net	11,410	1,490	(1,758)	11,142

Tradename and other	18,503	-	-	18,503
Accumulated amortization	(12,634)	-	(240)	(12,874)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	759	-	(240)	519

Intangible assets, net	$56,700	$6,848	$(11,884)	$51,664

The estimated useful life of the intangible assets are as follows:

Estimated useful life
Acquired technology	4-8 years
Customer relationship	5-15 years
Tradename	4-11 years

Amortization of intangible assets, net, in each of the succeeding five years and thereafter is estimated as follows:

2024	$16,946
2025	13,502
2026	12,175
2027	12,047
2028	10,691
Thereafter	23,291

$88,652